Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2024
Interest-bearing loans and borrowings
Interest-bearing loans and borrowings

19 Interest-bearing loans and borrowings

		Repayment	2024	2023	2022
		dates	$m	$m	$m
Current liabilities
Bank overdrafts		On demand	59	203	183
Other short-term borrowings excluding overdrafts			90	97	78
Collateral received from derivative counterparties			181	215	89
Lease liabilities			339	271	228
0.3% Callable bond	US dollars	2023	–	–	1,399
2023 Floating bank loan	US dollars	2023	–	–	2,000
Floating rate notes	US dollars	2023	–	–	400
3.5% Callable bond	US dollars	2023	–	–	849
7% Guaranteed debentures	US dollars	2023	–	–	294
0.75% Callable bond	euros	2024	–	995	–
0.7% Callable bond	US dollars	2024	–	1,600	–
2024 Floating rate bank loans	US dollars	2024	–	2,000	–
3.375% Callable bond	US dollars	2025	1,997	–	–
Other loans		Within one year	10	19	22
Total			2,676	5,400	5,542
Non-current liabilities
Lease liabilities			1,113	857	725
0.75% Callable bond	euros	2024	–	–	957
0.7% Callable bond	US dollars	2024	–	–	1,598
2024 Floating bank loans	US dollars	2024	–	–	1,998
3.375% Callable bond	US dollars	2025	–	1,994	1,992
0.7% Callable bond	US dollars	2026	1,198	1,196	1,195
1.2% Callable bond	US dollars	2026	1,249	1,248	1,246
4.8% Callable bond	US dollars	2027	1,247	–	–
3.625% Callable bond	euros	2027	780	829	–
3.125% Callable bond	US dollars	2027	748	747	746
4.875% Callable bond	US dollars	2028	1,096	1,095	–
1.25% Callable bond	euros	2028	829	879	845
1.75% Callable bond	US dollars	2028	1,247	1,246	1,245
4% Callable bond	US dollars	2029	996	995	995
4.85% Callable bond	US dollars	2029	1,246	–	–
0.375% Callable bond	euros	2029	829	881	846
4.9% Callable bond	US dollars	2030	646	645	–
3.121% Callable bond	euros	2030	682	–	–
1.375% Callable bond	US dollars	2030	1,295	1,294	1,293
4.9% Callable bond	US dollars	2031	994	–	–
2.25% Callable bond	US dollars	2031	747	747	747
5.75% Non-callable bond	pound sterling	2031	438	444	420
3.75% Callable bond	euros	2032	778	827	–
4.875% Callable bond	US dollars	2033	497	497	–
3.278% Callable bond	euros	2033	786	–	–
5% Callable bond	US dollars	2034	1,489	–	–
6.45% Callable bond	US dollars	2037	2,727	2,725	2,724
4% Callable bond	US dollars	2042	989	989	988
4.375% Callable bond	US dollars	2045	982	981	981
4.375% Callable bond	US dollars	2048	738	738	737
2.125% Callable bond	US dollars	2050	487	487	487
3% Callable bond	US dollars	2051	735	735	735
Other loans	US dollars		31	146	190
Total			27,619	23,222	23,690
Total interest-bearing loans and borrowings[1]			30,295	28,622	29,232

1	All loans and borrowings above are unsecured. In previous years, there were current (2023: $nil; 2022: $22m) and non-current (2023: $nil; 2022: $181m) secured loans, both included within Other loans.

	Total	Total	Total
	loans and	loans and	loans and
	borrowings	borrowings	borrowings
	2024	2023	2022
	$m	$m	$m
At 1 January	28,622	29,232	30,781
Changes from financing cash flows
Issue of loans and borrowings	6,492	3,816	–
Repayment of loans and borrowings	(4,652)	(4,942)	(1,271)
Movement in short-term borrowings	(31)	161	74
Repayment of obligations under leases	(316)	(268)	(244)
Total changes in cash flows arising on financing activities from borrowings	1,493	(1,233)	(1,441)
Movement in overdrafts	(144)	20	(85)
New lease liabilities	710	444	253
Additions through business combinations	12	–	5
Exchange	(361)	187	(287)
Other movements	(37)	(28)	6
At 31 December	30,295	28,622	29,232

Also included within Cash flows from financing activities within the Consolidated Statement of Cash Flows is a $833m cash outflow (2023: $867m; 2022: $920m) related to the Acerta Pharma share purchase liability which has a closing liability at 31 December 2024 of $nil (2023: $833m; 2022: $1,646m) within Trade and other payables (see Note 20).

Set out below is a comparison by category of carrying values and fair values of all the Group’s interest-bearing loans and borrowings:

	Instruments		Instruments		Instruments			Total
	designated		designated in		designated in		Amortised	carrying	Fair
	at fair value	[1]	cash flow hedge	[2]	fair value hedge	[3]	cost	value	value
	$m		$m		$m		$m	$m	$m
2022
Overdrafts	–		–		–		183	183	183
Lease liabilities due within one year	–		–		–		228	228	228
Lease liabilities due after more than one year	–		–		–		725	725	725
Loans and borrowings due within one year	294		–		–		4,837	5,131	5,105
Loans and borrowings due after more than one year	–		1,802		–		21,163	22,965	21,657
Total at 31 December 2022	294		1,802		–		27,136	29,232	27,898
2023
Overdrafts	–		–		–		203	203	203
Lease liabilities due within one year	–		–		–		271	271	271
Lease liabilities due after more than one year	–		–		–		857	857	857
Loans and borrowings due within one year	–		995		–		3,931	4,926	4,887
Loans and borrowings due after more than one year	–		2,535		–		19,830	22,365	21,769
Total at 31 December 2023	–		3,530		–		25,092	28,622	27,987
2024
Overdrafts	–		–		–		59	59	59
Lease liabilities due within one year	–		–		–		339	339	339
Lease liabilities due after more than one year	–		–		–		1,113	1,113	1,113
Loans and borrowings due within one year	–		–		–		2,278	2,278	2,263
Loans and borrowings due after more than one year	–		2,387		1,468		22,651	26,506	25,405
Total at 31 December 2024³	–		2,387		1,468		26,440	30,295	29,179

1	Instruments designated at FVPL include the US dollar 7% guaranteed debentures which matured on 15 November 2023.
2Instruments designated in cash flow hedges are our euro 900m 0.75% 2024 Callable bond which matured in 2024, our euro 750m 3.625% 2027 Callable bond, our euro 800m 1.25% 2028 Callable bond, and our euro 750m 3.75% 2032 Callable bond.
3Instruments designated in fair value hedges are our euro 650m 3.121% 2030 Callable bond, and our euro 750m 3.278% 2033 Callable bond.

The fair value of fixed-rate publicly traded debt is based on year end quoted market prices; the fair value of floating rate debt is nominal value, as mark-to-market differences would be minimal given the frequency of resets. The carrying value of loans designated at FVPL is the fair value; this falls within the Level 1 valuation method as defined in Note 12. For loans designated in a fair value hedge relationship, carrying value is initially measured at fair value and remeasured for fair value changes in respect of the hedged risk at each reporting date. All other loans are held at amortised cost. Fair values, as disclosed in the table above, are all determined using the Level 1 valuation method as defined in Note 12, with the exception of overdrafts and lease liabilities, where fair value approximates to carrying values.

The cumulative adjustment to the carrying value of bonds designated in a fair value hedge relationship in the year was an increase in the liability of $16m. A loss of $2m was made during the year on the fair value of bonds designated in a fair value hedge, due to increased credit risk. Under IFRS 9 ‘Financial Instruments’, the Group records the component of fair value changes relating to the component of own credit risk through Other comprehensive income. Changes in credit risk had no material effect on any other financial assets and liabilities recognised at fair value in the Group Financial Statements. The change in fair value attributable to changes in credit risk is calculated as the change in fair value not attributable to market risk.

The interest rates used to discount future cash flows for fair value adjustments, where applicable, are based on market swap curves at the reporting date, and were as follows:

			2024			2023				2022
Loans and borrowings	2.0%	to	2.9%	n/a	to	n/a	[1]	4.3%	to	4.9%

1	All bonds designated as FVPL in 2023 matured prior to the reporting date.